Loss per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Basic (loss)/ earnings per ordinary share	€ (2.12)	€ (2.05)
Diluted (loss)/ earnings per ordinary share	(212.00%)	(205.00%)
Number of ordinary shares used for loss per share (weighted average)
Basic	14,649,082	13,330,947
Diluted	14,649,082	13,330,947